Intangible assets - Additional Information (Details) $ in Thousands	1 Months Ended					12 Months Ended						41 Months Ended
	Jan. 31, 2022 EUR (€)	Oct. 31, 2020 EUR (€)	Jun. 30, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2017 EUR (€)	Feb. 05, 2014 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill						€ 44,192,000	€ 46,289,000	€ 96,968,000	€ 84,529,000			€ 44,192,000
Purchase of intangible assets						401,000	10,375,000	64,130,000
Additional considerations						368,000	3,685,000	27,020,000
Impairment of intangible assets							43,529,000
Financial liabilities						44,251,000	19,087,000	18,723,000	5,690,000			44,251,000
Trade and other payables						28,573,000	29,519,000	36,047,000				28,573,000
Monalizumab rights under the 2014 monalizumab (NKG2A) Novo Nordisk agreement
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill						3,155,000	5,097,000					3,155,000				€ 7,000,000
Purchase of intangible assets									€ 13,050,000	$ 15,000	€ 6,325,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill							1,800,000
Additional considerations			€ 200,000	€ 2,500,000	€ 7,000,000
Maximum payments to counter party upon achievement of certain milestones						48,800,000
IPH5201 (Anti-CD39) rights acquired from Orega Biotech | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about intangible assets [line items]
Additional considerations	€ 400,000
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill															€ 40,000,000
Payments for milestone		€ 1,000,000
Impairment of intangible assets												0
Financial liabilities						€ 0						€ 0
Discount rate used in current measurement of fair value less costs of disposal						11.00%						11.00%	11.00%
Lumoxiti, with AstraZeneca
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill								47,276,000
Additional considerations								€ 6,455,000
Impairment of intangible assets							€ 43,529,000
Trade and other payables						€ 5,500,000						€ 5,500,000	$ 6,200
Lumoxiti, with AstraZeneca | Manufacturing costs split
Disclosure of detailed information about intangible assets [line items]
Estimated financial effect of contingent liabilities | $														$ 12,800